Expense Example, No Redemption - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Utilities Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Utilities Fund - Class A
Expense Example, No Redemption:
1 Year	$ 670
3 Years	872
5 Years	1,091
10 Years	1,718
Fidelity Advisor Utilities Fund - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	1,853
Fidelity Advisor Utilities Fund - Class M
Expense Example, No Redemption:
1 Year	473
3 Years	733
5 Years	1,012
10 Years	1,808
Fidelity Advisor Utilities Fund - Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	894
Fidelity Advisor Utilities Fund - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750